Investment in Gold - Schedule of Changes in Fair Value of Gold (Details) $ in Thousands	Aug. 24, 2017 USD ($) oz
Investment In Gold
Opening balance (Amount in ounces) | oz
Creations (Amount in ounces) | oz	2,000
Redemption (Amount in ounces) | oz
Sales of Gold (Amount in ounces) | oz
Closing balance (Amount in ounces) | oz	2,000
Investment in gold, fair value, (Amount in US) opening balance | $
Creations (Amount in US) | $	2,578
Redemption (Amount in US) | $
Sales of Gold (Amount in US) | $
Investment in gold, fair value, (Amount in US) closing balance | $	$ 2,578